UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2025

International Equity ETF (TOUS)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about International Equity ETF (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity ETF	$26	0.50%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$619,936
  Number of Portfolio Holdings181
  Portfolio Turnover Rate23.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	23.4%
Industrials	16.7
Health Care	11.1
Consumer Discretionary	10.3
Consumer Staples	9.2
Information Technology	8.8
Communication Services	5.5
Materials	4.8
Energy	4.1
Other	6.1

Top Ten Holdings (as a % of Net Assets)

Unilever	1.8%
Rolls-Royce Holdings	1.8
UniCredit	1.7
AstraZeneca	1.7
ASML Holding	1.6
SAP	1.6
AXA	1.4
Deutsche Telekom	1.4
Roche Holding	1.3
Imperial Brands	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Equity ETF (TOUS)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202504-4438610

ETF1076-053 06/25

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
April 30, 2025
T. ROWE PRICE
TOUS	International Equity ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended	6/14/23(1) Through
	4/30/25	10/31/24	10/31/23
NET ASSET VALUE
Beginning of period	$ 27.70	$ 22.70	$ 25.00
Investment activities
Net investment income(2)(3)	0.65	0.64	0.15
Net realized and unrealized gain/loss	2.46	4.49	(2.45)
Total from investment activities	3.11	5.13	(2.30)
Distributions
Net investment income	(0.79)	(0.13)	-
NET ASSET VALUE
End of period	$ 30.02	$ 27.70	$ 22.70
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	11.63%	22.65%	(9.20)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.50%(5)	0.50%	0.50%(5)
Net expenses after waivers/payments by Price Associates	0.50%(5)	0.50%	0.50%(5)
Net investment income	4.71%(5)	2.35%	1.60%(5)
Portfolio turnover rate(6)	23.5%	41.8%	8.9%
Net assets, end of period (in thousands)	$ 619,936	$ 84,491	$ 61,282

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

April 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 1.0%
Common Stocks 1.0%
MercadoLibre (USD) (1)	2,057	4,795
Tenaris (EUR)	95,985	1,600
Total Argentina (Cost $5,863)		6,395
AUSTRALIA 2.5%
Common Stocks 2.5%
ANZ Group Holdings	132,407	2,532
BHP Group, Class DI (GBP) (2)	132,467	3,150
Brambles	168,178	2,210
Downer EDI	906,037	3,309
Qantas Airways	223,233	1,262
Telstra Group	519,817	1,500
Westpac Banking	68,911	1,446
Total Australia (Cost $14,844)		15,409
AUSTRIA 1.5%
Common Stocks 1.5%
BAWAG Group	60,200	6,598
Erste Group Bank	16,280	1,103
OMV	28,987	1,499
Total Austria (Cost $8,265)		9,200
BELGIUM 0.3%
Common Stocks 0.3%
Warehouses De Pauw (1)	75,448	1,927
Total Belgium (Cost $1,789)		1,927
CANADA 3.3%
Common Stocks 3.3%
Canadian National Railway	25,504	2,470
Cenovus Energy	134,862	1,588
Constellation Software	837	3,017

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Descartes Systems Group (1)(2)	27,784	2,926
Element Fleet Management	156,637	3,430
National Bank of Canada	19,098	1,677
Shopify, Class A (1)	23,595	2,244
Suncor Energy	84,004	2,967
Total Canada (Cost $20,134)		20,319
CHINA 1.0%
Common Stocks 1.0%
Alibaba Group Holding, ADR (USD)	16,273	1,943
Alibaba Group Holding (HKD)	130,184	1,944
Tencent Holdings (HKD)	36,500	2,236
Total China (Cost $6,509)		6,123
DENMARK 0.6%
Common Stocks 0.6%
Novo Nordisk, Class B	53,375	3,569
Total Denmark (Cost $3,916)		3,569
FINLAND 0.5%
Common Stocks 0.5%
Sampo, Class A	338,435	3,391
Total Finland (Cost $3,158)		3,391
FRANCE 12.1%
Common Stocks 12.1%
Air Liquide	7,519	1,538
Airbus	34,764	5,899
Alstom (1)	51,890	1,247
AXA	189,659	8,970
BNP Paribas	33,946	2,876
Cie de Saint-Gobain	31,916	3,470
Dassault Aviation	13,274	4,786
Edenred	37,695	1,176

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Engie	230,008	4,754
Euronext	24,015	4,014
Hermes International	833	2,291
LVMH Moet Hennessy Louis Vuitton	4,110	2,277
Safran	13,212	3,516
Sanofi	69,613	7,615
Sartorius Stedim Biotech	14,345	3,385
Schneider Electric	12,400	2,897
Thales	7,459	2,090
TotalEnergies	128,711	7,331
Vinci	35,326	4,962
Total France (Cost $71,963)		75,094
GERMANY 9.9%
Common Stocks 9.9%
adidas	7,881	1,813
Allianz	17,911	7,408
BASF (1)	42,542	2,173
Covestro (1)	36,435	2,452
Daimler Truck Holding	56,521	2,271
Deutsche Telekom	233,897	8,401
DHL Group	59,381	2,537
Heidelberg Materials	20,317	4,062
Infineon Technologies	45,816	1,518
KION Group	40,870	1,739
Mercedes-Benz Group	26,969	1,612
Muenchener Rueckversicherungs-Gesellschaft (1)	2,887	1,977
Qiagen	46,632	2,001
SAP	33,287	9,739
Siemens	29,976	6,902
Siemens Healthineers	88,151	4,752
Total Germany (Cost $58,390)		61,357

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
HONG KONG 0.9%
Common Stocks 0.9%
AIA Group	362,400	2,715
Galaxy Entertainment Group	368,000	1,329
HKT Trust & HKT	1,051,000	1,496
Total Hong Kong (Cost $5,782)		5,540
HUNGARY 0.5%
Common Stocks 0.5%
OTP Bank	41,395	3,058
Total Hungary (Cost $2,616)		3,058
INDIA 0.3%
Common Stocks 0.3%
ICICI Bank, ADR (USD)	63,385	2,127
Total India (Cost $1,902)		2,127
ITALY 4.1%
Common Stocks 4.1%
Enel	789,444	6,844
Ferrari	7,062	3,233
Leonardo	88,186	4,584
UniCredit	182,978	10,646
Total Italy (Cost $22,843)		25,307
JAPAN 21.2%
Common Stocks 21.2%
Ajinomoto	107,400	2,197
Asahi Group Holdings	323,300	4,469
Calbee (2)	77,298	1,555
Chugai Pharmaceutical	66,100	3,808
Disco	13,890	2,687
Food & Life	75,300	2,786
Fujitsu	128,200	2,848

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Hikari Tsushin (2)	8,500	2,358
Hitachi	211,000	5,215
Isetan Mitsukoshi Holdings (2)	111,400	1,432
Kajima	51,700	1,232
KDDI	197,300	3,497
Keyence	7,200	3,010
Kyushu Railway	41,900	1,084
MatsukiyoCocokara	195,500	3,589
Mitsubishi Electric	155,000	2,999
Mitsubishi Estate	292,300	5,134
Mitsubishi UFJ Financial Group	658,200	8,293
Mitsui Fudosan	402,700	3,991
Nintendo	26,600	2,208
Nippon Sanso Holdings	102,200	3,271
Nippon Steel	172,900	3,639
Nomura Real Estate Holdings	347,500	2,067
Olympus	211,422	2,770
ORIX	124,300	2,493
Panasonic Holdings	205,700	2,359
Recruit Holdings	41,600	2,305
Renesas Electronics	455,000	5,340
Resona Holdings	292,500	2,346
Sega Sammy Holdings	26,100	548
Seven & i Holdings	294,400	4,334
Shin-Etsu Chemical	118,118	3,594
Sompo Holdings	111,800	3,664
Sony Group	288,900	7,622
Stanley Electric	82,800	1,552
Sumitomo	112,600	2,749
Taiheiyo Cement (2)	118,800	3,199
Takeda Pharmaceutical	166,600	5,039
Toyota Motor	333,800	6,375
Unicharm	96,300	894

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Yamaha	125,000	914
Total Japan (Cost $126,572)		131,466
NETHERLANDS 7.2%
Common Stocks 7.2%
Adyen (1)	2,097	3,393
AerCap Holdings (USD)	31,100	3,297
Akzo Nobel	27,354	1,727
ASM International	4,588	2,243
ASML Holding	15,279	10,228
ASR Nederland	30,258	1,909
CVC Capital Partners (1)	177,912	3,174
Heineken	14,964	1,340
ING Groep (2)	370,116	7,187
Koninklijke Ahold Delhaize	36,042	1,480
Koninklijke Philips	177,641	4,509
Prosus	90,214	4,230
Total Netherlands (Cost $44,443)		44,717
PORTUGAL 1.3%
Common Stocks 1.3%
Galp Energia SGPS	303,100	4,696
Jeronimo Martins	150,225	3,636
Total Portugal (Cost $8,087)		8,332
SINGAPORE 1.6%
Common Stocks 1.6%
DBS Group Holdings	82,850	2,692
Sea, ADR (USD) (1)	22,846	3,062
United Overseas Bank	166,293	4,417
Total Singapore (Cost $9,953)		10,171

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
SOUTH KOREA 0.9%
Common Stocks 0.9%
KT, ADR (USD)	151,234	2,943
Samsung Electronics	67,912	2,650
Total South Korea (Cost $5,448)		5,593
SPAIN 1.0%
Common Stocks 1.0%
Amadeus IT Group, Class A	46,197	3,636
Industria de Diseno Textil (2)	42,960	2,310
Total Spain (Cost $5,741)		5,946
SWEDEN 2.0%
Common Stocks 2.0%
Essity Aktiebolag, Class B	209,585	6,061
Sandvik (2)	58,215	1,202
Swedbank, Class A	89,862	2,243
Telefonaktiebolaget LM Ericsson, Class B	353,148	2,983
Total Sweden (Cost $11,985)		12,489
SWITZERLAND 5.4%
Common Stocks 5.4%
Alcon	30,063	2,921
Cie Financiere Richemont, Class A	19,096	3,374
Julius Baer Group	70,823	4,593
Nestle	43,429	4,622
Novartis	45,899	5,235
Partners Group Holding	2,685	3,518
Roche Holding	25,496	8,337
Sonova Holding	2,230	686
Total Switzerland (Cost $33,336)		33,286

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
TAIWAN 0.6%
Common Stocks 0.6%
Taiwan Semiconductor Manufacturing	123,000	3,485
Total Taiwan (Cost $3,285)		3,485
UNITED KINGDOM 19.5%
Common Stocks 19.5%
3i Group	52,012	2,949
Admiral Group	49,582	2,156
Anglo American	29,471	804
AstraZeneca, ADR (USD)	145,391	10,438
Aviva	253,385	1,898
Barclays	1,410,070	5,617
BP	626,152	2,891
British American Tobacco	86,559	3,770
BT Group (2)	1,640,086	3,807
Bunzl	38,222	1,201
Compass Group	124,566	4,200
GSK, ADR (USD)	79,513	3,169
HSBC Holdings	709,802	7,912
Imperial Brands	202,890	8,325
Informa	286,769	2,801
London Stock Exchange Group	16,560	2,579
National Grid	244,734	3,532
Prudential	612,777	6,516
RELX	128,009	6,986
Rolls-Royce Holdings	1,077,471	10,907
Segro	333,392	3,033
Shell	92,170	2,974
Smith & Nephew	25,127	354
Smiths Group	87,795	2,188
SSE	74,952	1,690
Standard Chartered	154,972	2,232

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Taylor Wimpey	901,707	1,417
Unilever	172,717	10,997
Wise, Class A (1)	117,453	1,541
WPP	261,131	2,024
Total United Kingdom (Cost $113,897)		120,908
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
State Street Institutional U.S. Government Money Market Fund, 4.29% (3)	9,766,050	9,766
Total Short-Term Investments (Cost $9,766)		9,766
SECURITIES LENDING COLLATERAL 1.8%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 4.38% (3)(4)	11,245,046	11,245
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		11,245
Total Securities Lending Collateral (Cost $11,245)		11,245
Total Investments 102.6% of Net Assets (Cost $611,732)		$636,220

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing.
(2)	See Note 4. All or a portion of this security is on loan at April 30, 2025.
(3)	Seven-day yield
(4)	Affiliated Companies

ADR	American Depositary Receipts
EUR	Euro
GBP	British Pound

T. ROWE PRICE INTERNATIONAL EQUITY ETF

(Amounts in 000s)
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	5/1/25	USD	74	JPY	10,688	$(1)
State Street	5/6/25	USD	385	HKD	2,989	—
State Street	5/5/25	EUR	58	USD	66	—
State Street	5/5/25	SEK	2,962	USD	307	—
Net unrealized gain (loss) on open forward currency exchange contracts						$(1)

T. ROWE PRICE INTERNATIONAL EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 10/31/24	Purchase Cost	Sales Cost	Value 4/30/25
T. Rowe Price Government Reserve Fund	$2,519	—¤	—¤	$11,245
	Total			$11,245^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $11,245.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

April 30, 2025 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $611,732)	$636,220
Receivable for investment securities sold	7,259
Interest and dividends receivable	2,052
Foreign currency (cost $1,232)	1,227
Total assets	646,758
Liabilities
Obligation to return securities lending collateral	11,245
Payable for investment securities purchased	9,578
Investment management and administrative fees payable	227
Unrealized loss on forward currency exchange contracts	1
Other liabilities	5,771
Total liabilities	26,822
NET ASSETS	$619,936
Net Assets Consists of:
Total distributable earnings (loss)	$25,573
Paid-in capital applicable to 20,650,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	594,363
NET ASSETS	$619,936
NET ASSET VALUE PER SHARE	$30.02
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
6 Months Ended
4/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $546)	$4,718
Securities lending	14
Interest	1
Total income	4,733
Expenses
Investment management and administrative expense	454
Miscellaneous expense	1
Total expenses	455
Net investment income	4,278
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(1,368)
Forward currency exchange contracts	(4)
Foreign currency transactions	41
Net realized loss	(1,331)
Change in net unrealized gain / loss
Securities	18,268
Forward currency exchange contracts	(1)
Other assets and liabilities denominated in foreign currencies	38
Change in unrealized gain / loss	18,305
Net realized and unrealized gain / loss	16,974
INCREASE IN NET ASSETS FROM OPERATIONS	$21,252
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	Year Ended
	4/30/25	10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income	$4,278	$1,882
Net realized gain (loss)	(1,331)	317
Change in net unrealized gain / loss	18,305	12,502
Increase in net assets from operations	21,252	14,701
Distributions to shareholders
Net earnings	(2,404)	(375)
Capital share transactions*
Shares sold	516,597	13,007
Shares redeemed	—	(4,124)
Increase in net assets from capital share transactions	516,597	8,883
Net Assets
Increase during period	535,445	23,209
Beginning of period	84,491	61,282
End of period	$619,936	$84,491
*Share information (000s)
Shares sold	17,600	500
Shares redeemed	—	(150)
Increase in shares outstanding	17,600	350
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on June 14, 2023. The fund seeks to provide long-term capital growth.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied

T. ROWE PRICE INTERNATIONAL EQUITY ETF

prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE INTERNATIONAL EQUITY ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$31,774	$583,435	$—	$615,209
Short-Term Investments	9,766	—	—	9,766
Securities Lending Collateral	11,245	—	—	11,245
Total	$52,785	$583,435	$—	$636,220
Liabilities
Forward Currency Exchange Contracts	$—	$1	$—	$1
NOTE  3  –  DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes

T. ROWE PRICE INTERNATIONAL EQUITY ETF

the fair value of the fund’s derivative instruments held as of April 30, 2025, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value
Liabilities
Foreign exchange derivatives	Forwards	$1
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location of Gain (Loss) on Statement of Operations
Forward Currency Exchange Contracts
Realized Gain (Loss)
Foreign exchange derivatives	$(4)
Change in Unrealized Gain (Loss)
Foreign exchange derivatives	$(1)
Counterparty Risk and Collateral
The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of April 30, 2025, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund's foreign currency exposure from one country to another, or to enhance the fund's return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the

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fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended April 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral

T. ROWE PRICE INTERNATIONAL EQUITY ETF

received in the form of securities is not. At April 30, 2025, the value of loaned securities was $10,595,000; the value of cash collateral and related investments was $11,245,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $61,864,000 and $49,226,000, respectively, for the six months ended April 30, 2025. Portfolio securities received and delivered through in-kind transactions aggregated $501,739,000 and $0, respectively, for the six months ended April 30, 2025.
NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable  income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2024, the fund had $1,385,000 of available capital loss carryforwards.
At April 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $611,732,000. Net unrealized gain aggregated $24,487,000 at period-end, of which $34,506,000 related to appreciated investments and $10,019,000 related to depreciated investments.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

NOTE  6  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE  7  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund (the Price Reserve Fund), a money market fund offered as a short-term investment option to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and is not available for direct purchase by members of the public. The Price Reserve Fund does not pay investment management fees.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

As of April 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 2,265,366 shares of the fund, representing 11% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  8  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

NOTE  9  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

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APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds.  In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.  Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance.  The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.  The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund.  In considering soft-dollar arrangements, the Board noted that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not

T. ROWE PRICE INTERNATIONAL EQUITY ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)
recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price mutual funds and ETFs.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and such a fee structure is typically used by other ETFs offered by competitors. The Adviser has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers.  The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees,

T. ROWE PRICE INTERNATIONAL EQUITY ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)
nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s actual management fee rate ranked in the third quintile (Expense Group) and fourth quintile (Expense Universe) and the fund’s total expenses ranked in the third quintile (Expense Group) and fourth quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, MD 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1076-051 06/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2025